Marketable Securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

6.   Marketable Securities

The following is a summary of available-for-sale securities as of December 31, 2019 (in thousands):

		Gross	Gross Unrealized	Estimated Fair
	Amortized Cost	Unrealized Gain	(Losses)	Value
Corporate debt securities	$42,584	$165	$(40)	$42,709
Tax-exempt municipal securities	23,301	112	(215)	23,198
Variable rate demand notes	5,600	—	—	5,600
Total	$71,485	$277	$(255)	$71,507

The following is a summary of available-for-sale securities as of December 31, 2018 (in thousands):

		Gross	Gross Unrealized	Estimated Fair
	Amortized Cost	Unrealized Gain	(Losses)	Value
Corporate debt securities	$48,202	$12	$(284)	$47,930
Tax-exempt municipal securities	22,858	45	(34)	22,869
Variable rate demand notes	4,000	—	—	4,000
Total	$75,060	$57	$(318)	$74,799

The unrealized gains and losses on the Company’s investments in municipal and corporate debt securities as of December 31, 2018 and 2019 were caused by changes in market values primarily due to interest rate changes. As of December 31, 2019, the Company had no securities which were in an unrealized loss position for a period longer than twelve months. The Company does not intend to sell these securities, and it is not more likely than not that the Company will be required to sell these securities prior to the recovery of their amortized cost basis, which may be at maturity. No other-than-temporary impairment charges were recorded during the years ended December 31, 2018 and 2019.

The following table summarizes the maturities of the Company’s marketable securities as of December 31, 2018 and 2019 (in thousands):

	December 31, 2018	December 31, 2019
Due within one year	$37,121	$34,874
Due after one year through five years	37,678	36,633
Total	$74,799	$71,507

Amounts due within one year in the table above included $5.6 million of variable rate demand notes, with contractual maturities ranging from 18 years to 26 years as of December 31, 2019. The variable rate demand notes are floating rate municipal bonds with embedded put options that allow the Company to sell the security at par plus accrued interest on a settlement basis ranging from one day to seven days. The Company has classified these securities based on their effective maturity date, which ranges from one day to seven days from the balance sheet date.

The Company received $16.4 million and $43.8 million of proceeds from the maturities of available-for-sale securities during the years ended December 31, 2018 and 2019, respectively. The Company did not record any gross realized gains or gross realized losses in net income during the years ended December 31, 2018 and 2019. Additionally, there were no proceeds from sales of marketable securities prior to maturity during the years ended December 31, 2018 and 2019.